Commitment and Contingencies	12 Months Ended
Dec. 31, 2022
Commitment and Contingencies [Abstract]
Commitment and Contingencies
15.	Commitment and Contingencies

(a)	Contingencies

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. The Company’s management does not expect any liability from the disposition of such claims and litigation individually or in the aggregate to have a material adverse impact on the Company’s consolidated financial position, results of operations and cash flows.

(b)	Lease commitments

The Company’s VIEs Daxin Wealth, Daxin Zhuohui, and Qingdao Buytop, entered into operating lease agreements with landlords to lease office space in Shanghai and Qingdao.

The following table sets forth our contractual obligations as of December 31, 2022：

	Year ended December 31,
	Total	2023	2024
	USD	USD	USD
Operating lease commitments for Lease expense under lease agreements	$178,392	102,560	75,832
Operating lease commitments for property management expenses under lease agreements	22,980	13,581	9,399